Share Capital (Details) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥) shares	Aug. 31, 2022 USD ($) shares	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2023 USD ($) $ / shares	Aug. 31, 2022 $ / shares	Aug. 19, 2022	Nov. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 02, 2018 $ / shares	Dec. 16, 2016 USD ($) $ / shares shares
Share Capital Line [Items]
Share capital, par value (in Dollars per share) | $ / shares								$ 0.00001	$ 0.00001					$ 0.00001
Common stock, shares issued														10
Authorized share capital (in Dollars) | $														$ 50,000
Common stock, shares authorized														5,000,000,000
Common stock, price per share (in Dollars per share) | $ / shares									$ 0.00001
Common stock, value (in Dollars)	¥ 8	¥ 8						$ 1,000
Previous ADS ratio										1
Shares repurchased		¥ 9,245	$ 1,530,000
ADS ratio										4.00%
2019 [Member]
Share Capital Line [Items]
Stock repurchase program, authorized amount (in Dollars) | $												$ 30,000,000
Number of shares repurchased						1,096,312	1,096,312
Shares repurchased						¥ 56,058	$ 8,721,000
Number of shares cancelled and retired						569,732	569,732
2020 [Member]
Share Capital Line [Items]
Stock repurchase program, authorized amount (in Dollars) | $											$ 50,000,000
Number of shares repurchased		258,731	258,731	560,436	560,436
Shares repurchased				¥ 24,628	$ 3,075,000
Number of shares cancelled and retired		287,358	287,358	1,058,389	1,058,389
Class A Ordinary Shares [Member]
Share Capital Line [Items]
Number of voting rights	1
Share capital, par value (in Dollars per share) | $ / shares														$ 0.0001
Previous ADS ratio	1							1		1
ADS ratio										1.00%
Class B Ordinary Shares [Member]
Share Capital Line [Items]
Number of voting rights	20
American Depositary Shares [Member]
Share Capital Line [Items]
Common stock, price per share (in Dollars per share) | $ / shares													$ 19
Common stock, value (in Dollars) | $								$ 10,000,000